Filed Pursuant to Rule 497(e)
1933 Act File No. 333-170106
1940 Act File No. 811-22486
GPS FUNDS II
GuidePath® Growth Allocation Fund
GuidePath® Conservative Allocation Fund
GuidePath® Tactical Allocation Fund
GuidePath® Absolute Return Allocation Fund
GuidePath® Multi-Asset Income Allocation Fund
GuidePath® Flexible Income Allocation Fund
GuidePath® Managed Futures Strategy Fund
GuidePath® Conservative Income Fund
GuidePath® Income Fund
GuidePath® Growth and Income Fund
(each, a “Fund” and collectively, the “Funds”)
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Supplement dated May 28, 2025
to the Statutory Prospectus and Statement of Additional Information
dated July 31, 2024, as amended
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Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
GPS Funds II
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
GPS Funds II
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Funds at (888) 278-5809.
Investors should retain this supplement for future reference.